Performance Share Status (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 2,088
Long-Term Compensation Plan - 2014 [Member] | Non-Market-Based Performance Condition One
Summary of award information associated with market and non-market-based performance condition awards
Grant Date Fair Value	$ 14.35
Estimated Number of Performance Shares to be Issued	0
Maximum Number of Performance Shares that could Potentially be Issued	69
Long-Term Compensation Plan - 2014 [Member] | Market Based Performance Share Units [Member]
Summary of award information associated with market and non-market-based performance condition awards
Grant Date Fair Value	$ 20.16	$ 20.16
Estimated Number of Performance Shares to be Issued	0
Maximum Number of Performance Shares that could Potentially be Issued	69
Long-Term Compensation Plan - 2013 [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU Target Goal Performance Period	3 years
Long-Term Compensation Plan - 2013 [Member] | Non-Market-Based Performance Condition One
Summary of award information associated with market and non-market-based performance condition awards
Grant Date Fair Value	$ 16.29
Estimated Number of Performance Shares to be Issued	0
Maximum Number of Performance Shares that could Potentially be Issued	46
Long-Term Compensation Plan - 2013 [Member] | Market Based Performance Share Units [Member]
Summary of award information associated with market and non-market-based performance condition awards
Grant Date Fair Value	$ 24.74		$ 24.74
Estimated Number of Performance Shares to be Issued	0
Maximum Number of Performance Shares that could Potentially be Issued	46
Long-Term Compensation Plans 2014 and 2013 | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 219